Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 09/30/01 Check here if Amendment [X]; Amendment Number: __1___
                        This Amendment (Check only one.):
                        [X] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  OVMC IV, L.L.C.
________________________________________________________________________________

Address:  2420 Carillon Point, Kirkland, WA 98033_______________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-06211_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Charles P. Waite, Jr.

Title:  Managing Member

Phone:  425-889-9192

Signature, Place, and Date of Signing:

/s/ Charles P. Waite, Jr._______________________________________________________
[Signature]

Kirkland, WA____________________________________________________________________
[City, State]

November 20, 2001_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page



Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $21,762
                                       (thousands)

List of Other Included Managers:         None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
Loudeye Technologies, Inc.  Common         545754103     2,037  3,917,301   SH          Sole            3,917,301     0       0
Seattle Genetics, Inc.      Common         812578102    14,252  2,850,340   SH          Sole            2,850,340     0       0
SignalSoft Corporation      Common         82668M102     4,673  1,189,176   SH          Sole            1,189,176     0       0
Vascular Solutions, Inc.    Common         92231M109       800    451,875   SH          Sole              451,875     0       0
                                           -------------------
                                           Total Value  21,762